Note 15 - Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Net income	$ 23,838	$ 20,562	$ 15,059
Basic (in shares)	75,800	75,595	70,559
Diluted (in shares)	76,515	76,409	71,584
Earnings per share
Basic (in dollars per share)	$ 0.31	$ 0.27	$ 0.21
Diluted (in dollars per share)	$ 0.31	$ 0.27	$ 0.21
Employee Stock Option [Member]
Dilutive effect of employee stock options (in shares)	230	452	665
Restricted Stock Units (RSUs) [Member]
Dilutive effect of employee stock options (in shares)	485	362	360